Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Ingersoll Rand, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Reinsurance Group of America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Lamar Advertising Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 3 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Ingersoll Rand, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Reinsurance Group of America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Lamar Advertising Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Ingersoll Rand, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Reinsurance Group of America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Lamar Advertising Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%